Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Share	[1]	$ 19.5	$ 102.1
Paid-in surplus and retained earnings		819.5	261.6
Currency translation adjustment and other reserves	[1]	57.3	120.0
Total shareholders' equity	[1]	896.3	483.7	$ 672.5	$ 704.7
Ordinary shares [member]
Shareholders' Equity
Share		$ 19.5	9.1
Preference shares [member]
Shareholders' Equity
Share			$ 92.9

[1]	The notes are an integral part of these consolidated financial statements.